Allowance For Loan Losses (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) number
Retail Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Time period within which inherent losses are recognized	12 months
Maximum [Member] | Pass
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial loan grades	12
Maximum [Member] | Unlikely to be Collected Financing Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial loan grades	16
Maximum [Member] | Commercial Loan L G D Grade One [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial loan grades	12
Maximum [Member] | Commercial Loan L G D Grade Twelve [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial loan grades	12
Minimum [Member] | Pass
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial loan grades	1
Minimum [Member] | Commercial Loan L G D Grade One [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial loan grades	1
Minimum [Member] | Non Accruing [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Impaired commercial loans | $	$ 1